Cover	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity File Number	333-209325
Entity Registrant Name	BRAIN SCIENTIFIC INC.
Entity Central Index Key	0001662382
Entity Tax Identification Number	81-0876714
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6700 Professional Parkway
Entity Address, City or Town	Lakewood Ranch
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34240
City Area Code	(917)
Local Phone Number	388-1578
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false